Significant Accounting Policies - Intangible assets useful life (Details)	12 Months Ended
Dec. 31, 2017
Intellectual property
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life	20 years
Customer list
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life	4 years
Supplier contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life	5 years
Distribution contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life	5 years
Bottom of range | Acquired product rights and manufacturing processes
Disclosure of detailed information about intangible assets [line items]
Declining balance rate	10.00%
Intangible assets, useful life	7 years
Bottom of range | Software and other intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life	3 years
Top of range | Acquired product rights and manufacturing processes
Disclosure of detailed information about intangible assets [line items]
Declining balance rate	50.00%
Intangible assets, useful life	35 years
Top of range | Software and other intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets, useful life	5 years